UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ARROWSTREET GP, INC.
Address: 200 Clarendon Street, 30th Floor
         Boston, MA  02116

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Vaithehi Muttulingam
Title:   Partner, Finance and Compliance
Phone:   617-919-0000

Signature, Place, and Date of Signing:


/s/ Vaithehi Muttulingam   Boston, MA      February 10, 2010
-------------------------------------

The reporting manager, Arrowstreet GP, Inc., is the managing member of Arrowstreet Captial Holding, LLC, the sole member of Arrowstreet PBJ, LLC, the general partner of Arrowstreet Capital, Limited Partnership, identified as an "Other Manager" below


Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F Filing Number   Name
----------------------   ----

28-10005        ARROWSTREET CAPITAL, LIMITED PARTNERSHIP